Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders' Equity

14. Shareholders’ Equity

Transformative Transaction for the Acquisition of 11 Newbuild LNG/Cs

On August 26, 2024, the Company converted from a Marshall Islands limited partnership to a Marshall Islands corporation (Note 1). Upon the Conversion each common unit issued and outstanding immediately prior to the Effective Date was converted into one common share, par value $0.01 per share, of the Company and the 348,570 general partner units and all of the incentive distribution rights, in each case outstanding immediately prior to the Effective Date, were exchanged with an aggregate of 3,500,000 common shares. The amount of $46,184, being the difference between the fair value of the 3,500,000 common shares of $59,430, at the price of $16.98 per common share as quoted on the Nasdaq Stock Exchange on August 25, 2024, and the book value of the 348,570 general partner units of $13,246 as of August 25, 2024, is presented as deemed dividend to CGP in the Company’s consolidated statements of changes in shareholders’ equity.

Pursuant to the Umbrella Agreement (Note 5), the Company conducted a Rights Offering for up to $500,000 with the purpose of partially financing the acquisition of the shares of the vessel-owning companies of 11 new LNG/C vessels. The Rights Offering resulted in subscriptions for 445,988 common shares representing limited partnership interests in the Company offered at an exercise price of $14.25 per common share amounting to $6,355. CMTC purchased 34,641,731 common shares that were not issued pursuant to the Rights Offering for an aggregate amount of $493,645 pursuant to the Standby Purchase Agreement (Note 5). As of December 31, 2023, the Company recognized the amount of $1,313 representing part of the transaction expenses as a reduction to Partners’ Capital.

Repurchase Plan

On January 26, 2023, the Company’s Board of Directors authorized a new share repurchase plan, replacing the earlier plan (the “Repurchase Plan”). Pursuant to the Repurchase Plan, the Company may purchase up to $30,000 of its common shares through January 2025, at times and prices that are considered to be appropriate. The Company could repurchase shares under the Repurchase Plan in the open market or in privately negotiated transactions but is not obligated under the terms of the Repurchase Plan to repurchase any shares, and, at any time, may suspend, delay or discontinue the Repurchase Plan. For the years ended December 31, 2024, 2023 and 2022 the Company completed the repurchase of nil, 304,283 and 389,962 shares, paying an average price per share of nil, $13.48 and $15.13 plus repurchasing expenses, respectively. These shares were held as treasury shares and were recorded as a reduction in the Company’s Partners’ Capital.

On October 12, 2022, the Partnership transferred 505,204 common shares to CMTC out of the Partnership’s Treasury shares with a value at the time of transfer of $6,583, in connection with the acquisition of the M/V Manzanillo Express, which is presented in discontinued operations, from CMTC. On August 26, 2024, in connection with the Conversion, the remaining treasury units under the Repurchase Plan were converted into treasury shares and were cancelled on the same date.

In January 2024, the board of directors adopted an amended and restated Compensation Plan (the “Plan”) and reserved for issuance a maximum number of 3,300,000 restricted common shares. On January 25, 2024, 1,100,000 common units of the 3,300,000 restricted common units were issued and recognized under treasury shares. In connection with the Conversion, on the Effective Date, the board of directors of the Company adopted an amendment and restatement of the Plan to reflect the effects of the Conversion and all the treasury units were converted into treasury shares (Note 15).

As of December 31, 2024, and December 31, 2023, the Company’s capital structure was comprised of the following shares:

	As of December 31,
	2024	2023
Common shares	58,387,313	55,039,143
General partner units	—	348,570
Treasury Shares	1,551,061	870,522
Total Company's shares	59,938,374	56,258,235